CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Products	$ 208	$ 110	$ 391	$ 234	$ 572	$ 567
Licensing and royalties	6	0	19	381	400	20,000
Total Revenue	214	110	410	615	972	20,567
Cost of sales	102	63	184	170	373	262
Gross profit	112	47	226	445	599	20,305
Operating expenses
Selling, marketing, general and administrative	1,007	838	1,964	1,864	4,243	4,498
Research and development	211	288	399	612	1,120	1,132
Manufacturing contract costs	6,300	0	6,300	0
Settlement expense	0	585	0	585	1,713	2,800
Total operating expenses	7,518	1,711	8,663	3,061	7,076	8,430
Operating loss from continuing operations	(7,406)	(1,664)	(8,437)	(2,616)	(6,477)	11,875
Change in value of warrants, gain (loss)	(174)	596	(174)	584	1,328	(23,341)
Change in value of conversion feature, gain					0	444
Financing costs	(1,355)	0	(1,355)	0
Other income	0	1	0	6	26	70
Interest expense	22	(16)	(18)	(31)	(90)	(4,018)
Interest income	4	6	8	14	22	6
Loss from continuing operations before income taxes	(8,909)	(1,077)	(9,976)	(2,043)	(5,191)	(14,964)
Income taxes	0	0	0	0	0	0
Loss from continuing operations	(8,909)	(1,077)	(9,976)	(2,043)	(5,191)	(14,964)
Discontinued operations:
Gain on disposal of subsidiary, net					12,109	0
Loss from operations of discontinued operations, net of taxes	0	(112)	0	(541)	(763)	(2,679)
Net income (loss)	(8,909)	(1,189)	(9,976)	(2,584)	6,155	(17,643)
Other comprehensive income:
Foreign exchange translation gain (loss) during the period	0	(19)	0	36	0	53
Comprehensive loss	$ (8,909)	$ (1,208)	$ (9,976)	$ (2,548)	$ 6,155	$ (17,590)
Net income (loss) attributable to Liquidmetal Technologies per share - basic
Loss from continuing operations					$ (0.04)	$ (0.23)
Income (loss) from discontinued operations					$ 0.09	$ (0.04)
Basic income (loss) per share					$ 0.05	$ (0.27)
Net income (loss) attributable to Liquidmetal Technologies per share - diluted
Loss from continuing operations					$ (0.04)	$ (0.23)
Income (loss) from discontinued operations					$ 0.07	$ (0.04)
Diluted income (loss) per share (in dollars per share)		$ (0.01)			$ 0.04	$ (0.27)
Per common share basic and diluted:
Loss from continuing operations	$ (0.05)	$ (0.01)	$ (0.06)	$ (0.02)
Loss from discontinued operations	$ 0	$ 0	$ 0	$ 0
Basic and diluted loss per share	$ (0.05)	$ (0.01)	$ (0.06)	$ (0.02)
Number of weighted average shares - basic					118,523,228	64,965,375
Number of weighted average shares - diluted					163,292,496	64,965,375
Number of weighted average shares - basic and diluted	171,651,573	116,353,279	162,679,410	105,024,328